Note 12 - Unsecured Convertible Debentures	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	Unsecured convertible debentures

Concurrent with the Public Offering described in note
11,
on
February 21, 2017,
the Company issued
$2,000
aggregate principal amount of unsecured convertible debentures maturing
February 21, 2020
and contingent warrants to acquire up to
1,052,630
Common Shares (the “Private Placement”). The principal
may
be prepaid, in whole or in part, at any time and from time to time, in cash, at the sole discretion of the Corporation
.
The debentures are convertible into Common Shares at any time by the holder at a fixed price of
$1.90
per Common Share except if the Corporation pays before the maturity, all or any portion of the convertible debentures. Should the Corporation pay all or any portion of the convertible debenture before maturity, then warrants become exercisable at
$1.90
per Common Share for the equivalent convertible debenture amount prepaid. The contingent warrants will be exercisable for the remaining term of the convertible debt for the same price as the conversion options. The unsecured convertible debentures were issued at a discount of
3.5%
to the principal amount, for aggregate gross proceeds of
$1,930.

The convertible debentures provide the Corporation an accelerated conversion right whereby the Corporation may,
at any time at least
four
months after the date of issuance of the convertible debentures, accelerate the conversion of the debentures to Common Shares in the event that the volume weighted average price of the Corporation’s Common Shares on the TSX Venture Exchange is equal to or exceeds
$2.65,
subject to customary adjustment provisions, during
20
consecutive trading days.

The interest to be paid on the convertible debentures under the terms of the agreement is
8%
per annum, payable on a quarterly basis in cash or Common Shares of the Corporation or a combination thereof, commencing on
March 31, 2017.
The decision to pay the interest due in cash or shares is at the discretion of the Corporation and the number of Common Shares to be issued will be calculated at the current market price as at the close of business on the day before the interest payment is to be made. Payment in shares shall be at a floor price of
$0.10
per share, with the difference between the amount payable and the amount computed at floor price payable in cash.

The proceeds of the Private Placement were split between the liability and the equity at the time of issuance of the Private Placement. Both the conversion option and contingent warrants are considered the equity component of the Private Placement. The fair value of the liability component was determined through a discounted cash flow analysis using a discount rate of
20%
that was set based on a similar debt and maturity considering the Corporation’s credit risk excluding the conversion option and contingent warrants. The amount allocated to the equity component is the residual amount after deducting the fair value of the financial liability component from the fair value of the entire compound instrument. Subsequent to initial recognition, the liability is measured at amortized cost calculated using the effective interest rate method and will accrete up to the principal balance at maturity. The interest accretion is presented as a financial expense. The equity component is not
re-measured. Transaction costs were allocated to the components in proportion to their initial carrying amounts. The portion allocated to the liability was recognized as a reduction of the debt whereas the portion allocated to other equity was recognized as a reduction to other equity.

The split between the liability and equity component portions of the Private Placement are summarized below:

	Liability component	Equity component	Total Private Placement
	$	$	$

Components at date of issue	1,519	481	2,000
Transaction costs and debt discount	(134)	(43)	(177)
Deferred income tax expense (note 18)	—	(129)	(129)
Effective interest for the twelve-month period (Unaudited)	8	—	8
Interest payable (Unaudited)	(4)	—	(4)
February 28, 2017 (Unaudited)	1,389	309	1,698
Effective interest for the one-month period (Unaudited)	31	—	31
Interest payable (Unaudited)	(14)	—	(14)
Effective interest for the thirteen-month period	39	—	39
Interest payable during the period	(18)	—	(18)
March 31, 2017	1,406	309	1,715
Effective interest for the twelve-month period	366	—	366
Interest payable during the period	(160)	—	(160)
March 31, 2018	1,612	309	1,921